PERFORMANCE SHARE UNITS	9 Months Ended
Sep. 30, 2013
PERFORMANCE SHARE UNITS
PERFORMANCE SHARE UNITS

NOTE 9: PERFORMANCE SHARE UNITS

On August 7, 2013, the Company entered into Performance Share Unit Agreements under the AudioEye, Inc. 2012 Incentive Compensation Plan with Nathaniel Bradley, Sean Bradley and James Crawford:

•                  Nathaniel Bradley. Mr. Bradley was granted an award of up to an aggregate of 200,000 Performance Share Units (“PSUs”), subject to increase of up to a total of 400,000 PSUs over a three-year period.  Each PSU represents the right to receive one share of the Company’s common stock.  The number of PSUs for a performance period will be determined by the level of achievement of performance goals in accordance with the terms and provisions of the Performance Share Unit Agreement.

•                  Sean Bradley. Mr. Bradley was granted an award of up to an aggregate of 200,000 PSUs, subject to increase of up to a total of 300,000 PSUs over a three-year period.  Each PSU represents the right to receive one share of the Company’s common stock.  The number of PSUs for a performance period will be determined by the level of achievement of performance goals in accordance with the terms and provisions of the Performance Share Unit Agreement.

•                  James Crawford. Mr. Crawford was granted an award of up to an aggregate of 200,000 PSUs, subject to increase of up to a total of 300,000 PSUs over a three-year period.  Each PSU represents the right to receive one share of the Company’s common stock.  The number of PSUs for a performance period will be determined by the level of achievement of performance goals in accordance with the terms and provisions of the Performance Share Unit Agreement.

The Company estimates that 100% of the PSUs or 1,000,000 incentive shares will be issued. The closing stock price on the date of the agreements on August 7, 2013 was $0.45. Total PSUs expense of $450,000 will be amortized over the performance period from grant through March 31, 2016.

For the nine months ending September 30, 2013, the Company has incurred performance share unit based expense of $75,000.